Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statements Line Items
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	or
Entity Registrant Name	Osisko Gold Royalties LTD
Entity Central Index Key	0001627272
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	155,443,351
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY